Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	A Ordinary shares	Ordinary shares		Subscription receivables (ordinary shares)	Additional paid-in capital	Accumulated losses	Total
Balance at Dec. 31, 2020	$ 5	$ 12		$ (12)	$ 1,406	$ (4,299)	$ (2,888)
Balance (in Shares) at Dec. 31, 2020	1,844,268	4,626,572
CHANGES DURING THE YEAR 2021:
Issuance of ordinary shares and warrants, net of issuance cost		$ 4			2,921		2,925
Issuance of ordinary shares and warrants, net of issuance cost (in Shares)		1,343,375
Conversion of convertible securities (including accrued interest) to ordinary shares		$ 9			3,063		3,072
Conversion of convertible securities (including accrued interest) to ordinary shares (in Shares)		3,081,102
Conversion of ordinary A shares to ordinary shares	$ (5)	$ 5
Conversion of ordinary A shares to ordinary shares (in Shares)	(1,844,268)	1,844,268
Share-based compensation					299		299
Exercise of options		$ 1					1
Exercise of options (in Shares)		241,533
Payment on behalf of issued shares				12			12
Comprehensive loss						(2,614)	(2,614)
Balance at Dec. 31, 2021		$ 31			7,689	(6,913)	807
Balance (in Shares) at Dec. 31, 2021		11,136,850
CHANGES DURING THE YEAR 2022:
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses of 1.6 million		$ 11			14,308		14,319
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses of 1.6 million (in Shares)		3,750,000
Conversion of SAFEs into ordinary shares upon completion of initial public offering		$ 1			399		400
Conversion of SAFEs into ordinary shares upon completion of initial public offering (in Shares)		118,204
Issuance of ordinary shares as a result of exercise of warrants			[1]		160		160
Issuance of ordinary shares as a result of exercise of warrants (in Shares)		40,000
CHANGES DURING THE YEAR 2021:
Share-based compensation					790		790
Exercise of options			[1]
Exercise of options (in Shares)		4,666
Comprehensive loss						(6,496)	(6,496)
Balance at Dec. 31, 2022		$ 43			23,346	(13,409)	9,980
Balance (in Shares) at Dec. 31, 2022		15,049,720
CHANGES DURING THE YEAR 2023:
Shares issued in the public offering, net of issuance cost		$ 11			1,659		1,670
Shares issued in the public offering, net of issuance cost (in Shares)		4,444,444
Issuance of shares to April 2021 investors (Note 7)		$ 1			(1)
Issuance of shares to April 2021 investors (Note 7) (in Shares)		169,125
Exercise of warrants		$ 2			1,447		1,449
Exercise of warrants (in Shares)		724,139
CHANGES DURING THE YEAR 2021:
Share-based compensation					241		241
Comprehensive loss						(7,814)	(7,814)
Balance at Dec. 31, 2023		$ 57			$ 26,692	$ (21,223)	$ 5,526
Balance (in Shares) at Dec. 31, 2023		20,387,428

[1]	Represent an amount less than $500